Capital Stock (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital and Share-based Payment Arrangements [Abstract]
Disclosure of Detailed Information About Capital Transactions	Capital transactions:

Number of shares (in millions)	SVS	MVS
Issued and outstanding at December 31, 2018	117.7	18.6
Issued from treasury(i)	0.8	—
Cancelled under normal course issuer bid (NCIB)	(8.3)	—
Issued and outstanding at December 31, 2019	110.2	18.6
Issued from treasury(i)	0.3	—
Cancelled under NCIB	(0.0062)	—
Issued and outstanding at December 31, 2020	110.5	18.6
Issued from treasury(i)	0.03	—
Cancelled under NCIB	(4.37)	—
Issued and outstanding at December 31, 2021	106.1	18.6
(i)     In 2021, 0.02 million SVS were issued from treasury upon the exercise of stock options for aggregate cash proceeds of $0.2. No SVS were issued from treasury upon the exercise of stock options in either 2020 or 2019. In 2021, we issued 0.01 million (2020 — 0.3 million; 2019 — 0.8 million) SVS from treasury with an ascribed value of $0.1 (2020 — $2.2; 2019 — $10.4) upon the vesting of certain RSUs and PSUs. We settled other RSUs and PSUs with SVS purchased in the open market (described below).

Disclosure of repurchase and reverse repurchase agreements
Information regarding share repurchase activities for the years indicated is set forth below:

	Year ended December 31
	2019	2020	2021

Aggregate cost (1) of SVS repurchased for cancellation (2)	$67.3	$0.1	$35.9
Number of SVS repurchased for cancellation (in millions) (3)	8.3	0.0062	4.37
Weighted average price per share for repurchases	$8.15	$7.45	$8.21
Aggregate cost (1) of SVS repurchased for delivery under SBC plans(4)	$9.2	$19.1	$20.6
Number of SVS repurchased for delivery under SBC plans (in millions)(5)	1.2	2.9	1.9
(1)         Includes transaction fees.
(2)     For 2020, excludes an accrual of $15.0 we recorded at December 31, 2020 for the estimated Contractual Maximum for cancellation under the December 2020 ASPP. For 2021, excludes the $7.5 NCIB Accrual.
(3)     Includes 1.7 million ASPP Purchases of SVS for cancellation in 2021 (there were no ASPP Purchases in 2020 or 2019).
(4)     For 2021, excludes the $33.8 SBC Accrual.
(5)     Includes 0.7 million ASPP Purchases for SBC delivery obligations in 2021 (there were no ASPP Purchases in 2020 or 2019).

December 31
2019	2020	2021

Number of SVS held by trustee for delivery under SBC plans (1)(2) (in millions)	1.7	2.4	1.4
Value of SVS held by trustee for delivery under SBC plans (2)	$14.8	$15.7	$15.1
(1)     For accounting purposes, we classify these shares as treasury stock until they are delivered pursuant to the plans.
(2) SVS held in 2021 exclude the SBC Accrual.
Additional information about share-based payment arrangements	Information regarding employee SBC expense for the years indicated is set forth below:

	Year ended December 31
	2019	2020	2021
Employee SBC expense in cost of sales	$14.6	$11.1	$13.0
Employee SBC expense in SG&A	19.5	14.7	20.4
Total	$34.1	$25.8	$33.4
Information regarding director SBC expense for the years indicated is set forth below:

	Year ended December 31
	2019	2020	2021
Director SBC expense in SG&A (1)	$2.4	$2.0	$2.1
DSUs Granted:
Number of awards (in millions)	0.2	0.2	0.12
Weighted average grant date fair value per unit	$7.62	$5.64	$8.98
RSUs Granted:
Number of awards (in millions)	0.016	0.022	0.054
Weighted average grant date fair value per unit	$7.62	$5.71	$8.92
	December 31
	2019	2020	2021
Number of DSUs outstanding (in millions)	1.8	2.0	2.2
Number of RSUs issued to directors outstanding (in millions)	0.02	0.03	0.07
(1) Expense consists of director compensation to be settled with SVS, or SVS and cash, as elected by each director.
Disclosure of Detailed Information About Stock Option Transactions	Stock option grants and exercises were as follows for the years indicated:

	Number of Options	Weighted Average Exercise Price*
	(in millions)
Outstanding at January 1, 2019	0.3	$11.93
Exercised	—	$—
Outstanding at December 31, 2019	0.3	$12.50
Exercised	—	$—
Outstanding at December 31, 2020	0.3	$12.78
Granted	0.09	$10.58
Exercised	(0.02)	$6.54
Outstanding at December 31, 2021	0.4	$12.70

Disclosure of Range of Exercise Prices of Outstanding Share Options	The following stock options* were outstanding as at December 31, 2021:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.56 to $13.87	0.4	$12.70	4.9	0.3	$13.33
* The exercise prices were determined by converting the grant date fair value into U.S. dollars at the year-end exchange rate.
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options	The following stock options* were outstanding as at December 31, 2021:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.56 to $13.87	0.4	$12.70	4.9	0.3	$13.33
* The exercise prices were determined by converting the grant date fair value into U.S. dollars at the year-end exchange rate.
Equity Instruments Other than Options, Measurement Inputs	The assumptions used in the measurement of the grant date fair values of PSUs were as follows:

	Year ended December 31
	2019	2020	2021
Expected volatility	28%	30%	49%
Expected life	3 years	3 years	3 years
Risk-free interest rate (based on 3-year Treasury bonds)	2.5%	1.4%	0.2%

Disclosure of Detailed Information About RSU and PSU Transactions	Information regarding aggregate RSU, PSU and stock option grants to employees, as applicable, for the years indicated is set forth below:

	Year ended December 31
	2019	2020	2021
RSUs Granted:
Number of awards (in millions)	3.0	2.4	3.0
Weighted average grant date fair value per unit	$7.88	$8.60	$8.36
PSUs Granted:
Number of awards (in millions, representing 100% of target)	2.1	1.7	2.9
Weighted average grant date fair value per unit	$8.14	$9.88	$9.49
Stock Options Granted:
Number of awards (in millions)	—	—	0.09
Weighted average grant date fair value per option	$—	$—	$4.22

	December 31
	2019	2020	2021
Number of outstanding RSUs (in millions)	4.6	4.5	4.6
Number of outstanding PSUs (in millions, representing 100% of target granted)	3.8	4.6	6.1